GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions for Binomial Option Pricing Model) (Details)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Dividend yield	0.00%
Expected volatility	71.00%
Risk-free interest	2.89%
Contractual term	10 years
Forfeiture rate	0.00%